FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Total	$ 1,975	$ 456
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value			(347)	(98)
Amount realized	(5)	(16)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	0	1
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Gain LossI ncluded In Other Comprehensive Income Loss	0	2
Carrying value	(616)	(347)	(616)	(347)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements			(7,776)	(8,656)
Fair value of the interest rate swap agreements			0	0
Fair value convertible senior debentures and derivatives liabilities			(1,731)	(1,308)
Fair value, option, credit risk, gains (losses) on assets			0	2
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures			(9,507)	(9,964)
Contingent Consideration In Connection With Cephalon Acquisition	(35)	(12)	(35)	(12)
Contingent Consideration In Connection With Microdose Acquisition	140	(232)	140	(232)
Contingent Consideration In Connection With Animal Health Acquisition	(5)	8	(5)	8
Contingent Consideration In Connection With Nupathe Acquisition	(112)	0	(112)	0
Contingent Consideration In Connection With Labrys Acquisition	(252)	0	(252)	0
Level 1 [Member]
Total	2,490	1,137
Level 2 [Member]
Total	101	(334)
Level 3 [Member]
Total	(616)	(347)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	10	9	10	9
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	10	9	10	9
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0		0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	2,216	1,029	2,216	1,029
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	2,216	1,029	2,216	1,029
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	13	18	13	18
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	13	18	13	18
Structured Finance [Member]
Investments Fair Value Disclosure	96	89	96	89
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	96	89	96	89
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	74	30	74	30
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	73	29	73	29
Other Debt Obligations [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure		0		0
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1	1	1
Liability Derivatives [Member]
Derivatives-net	54	17	54	17
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	54	17	54	17
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Interest Rate Swap [Member]
Derivatives-net	20	2	20	2
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	20	2	20	2
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives-net	43	436	43	436
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives-net	43	436	43	436
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Asset Derivatives [Member]
Derivatives-net	82	28	82	28
Derivative Fair Value Of Derivative Asset	0	0	0	0
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	82	28	82	28
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	66	70	66	70
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	66	70	66	70
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(630)	(366)	(630)	(366)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	(630)	(366)	(630)	(366)
EscrowFundsMember [Member]
Escrow Deposit	125		125
EscrowFundsMember [Member] | Level 1 [Member]
Escrow Deposit	125		125
EscrowFundsMember [Member] | Level 2 [Member]
Escrow Deposit	0		0
EscrowFundsMember [Member] | Level 3 [Member]
Escrow Deposit	$ 0		$ 0